FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Summary of assets and liabilities measured at fair value on a recurring basis

	Fair value measurement using:
	Quoted prices in	Significant other
	active markets for	observable	Unobservable
	identical assets	inputs	inputs	Fair value at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2023
	RMB	RMB	RMB	RMB
Short-term investments:
- Wealth management product	—	356,820	—	356,820
Assets	—	356,820	—	356,820

Convertible promissory notes
- 2026 Convertible promissory notes	4,196,500	—	—	4,196,500
- 2027 Convertible promissory notes	—	—	1,586,681	1,586,681
Derivative liability	—	—	188,706	188,706
Liabilities	4,196,500	—	1,775,387	5,971,887

	Fair value measurement using:
	Quoted prices in	Significant other
	active markets for	observable	Unobservable
	identical assets	inputs	inputs	Fair value at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2024
	RMB	RMB	RMB	RMB
Available-for-sale debt securities	—	—	45,773	45,773
Derivative financial instrument	—	6,768	—	6,768
Assets	—	6,768	45,773	52,541

Convertible promissory notes
- 2027 Convertible promissory notes	—	—	1,897,738	1,897,738
Liabilities	—	—	1,897,738	1,897,738

Summary of reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)

2025 Convertible Notes
RMB
Fair value at December 31, 2022	537,778
Changes in fair value	(21,816)
Settlement	(527,089)
Foreign exchange loss	11,127
Fair value at December 31, 2023	—

2027 Convertible Notes
RMB
Fair value at August 20, 2024	1,683,270
Changes in fair value through the earnings	213,418
Changes in fair value due to instrument-specific credit risk in other comprehensive income	(14,243)
Foreign currency translation adjustment	15,293
Fair value at December 31, 2024	1,897,738

Derivative liability
RMB

Fair value at December 31, 2022	—
Changes in fair value	187,746
Foreign exchange loss	960
Fair value at December 31, 2023	188,706
Changes in fair value	(132,538)
Foreign exchange loss	892
Fair value immediately prior to the extinguishment	57,060

Available-for-sale debt securities
RMB
Fair value at initial measurement	42,661
Changes in fair value recorded as unrealized gain in other comprehensive income	3,084
Foreign exchange loss	28
Fair value at December 31, 2024	45,773

Summary of reconciliation of all assets measured at fair value on a recurring basis

2027 Convertible Notes
RMB
Fair value at August 20, 2024	1,683,270
Changes in fair value through the earnings	213,418
Changes in fair value due to instrument-specific credit risk in other comprehensive income	(14,243)
Foreign currency translation adjustment	15,293
Fair value at December 31, 2024	1,897,738

Derivative liability
RMB

Fair value at December 31, 2022	—
Changes in fair value	187,746
Foreign exchange loss	960
Fair value at December 31, 2023	188,706
Changes in fair value	(132,538)
Foreign exchange loss	892
Fair value immediately prior to the extinguishment	57,060

Available-for-sale debt securities
RMB
Fair value at initial measurement	42,661
Changes in fair value recorded as unrealized gain in other comprehensive income	3,084
Foreign exchange loss	28
Fair value at December 31, 2024	45,773

2025 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Summary of fair value of available-for-sale debt securities

As of December 31
2024
Price-to-sales multipier	20.87%
DLOM	20.00%

Derivative liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Summary of fair value of convertible notes measured using key assumptions

	As of December 31	As of August 20,
	2023	2024
Volatility	90.00%	95.00%
Discount rate	14.65%	13.70%
Risk-free interest rate	3.99%	3.89%
Probability of triggering events	15.00%	5.00%